Accounts receivable (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	1
Gross Trade receivable	$ 10,577
Trade receivable (net of specific provision)	$ 10,577
Expected loss rate	0.0061
Expected loss provision	$ 64
Currents [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.7852
Gross Trade receivable	$ 8,305
Trade receivable (net of specific provision)	$ 8,305
Expected loss rate	0.0005
Expected loss provision	$ 4
Thirtyone To Sixty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.2061
Gross Trade receivable	$ 2,180
Trade receivable (net of specific provision)	$ 2,180
Expected loss rate	0.0024
Expected loss provision	$ 6
Sixtyone To Ninety [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.0010
Gross Trade receivable	$ 11
Trade receivable (net of specific provision)	$ 11
Expected loss rate	0.0042
Expected loss provision	$ 0
Ninetyone To Onehundred Twenty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.0002
Gross Trade receivable	$ 4
Over One Hundred Twenty [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable in percentage	0.0075
Gross Trade receivable	$ 77
Ninetyone To Onehundred Eighty [Member]
IfrsStatementLineItems [Line Items]
Trade receivable (net of specific provision)	$ 4
Expected loss rate	0.0106
Expected loss provision	$ 0
Onehundred Eighty One To Three Sixty Five [Member]
IfrsStatementLineItems [Line Items]
Trade receivable (net of specific provision)	$ 29
Expected loss rate	0.1962
Expected loss provision	$ 6
Greater Than Three Hundred Sixty Five [Member]
IfrsStatementLineItems [Line Items]
Trade receivable (net of specific provision)	$ 48
Expected loss rate	1
Expected loss provision	$ 48